Intangible Assets - Detailed Information About Sensitivity to Changes in Assumptions (Detail) - Cash Generating Units [member]	12 Months Ended
Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.30%
Change in Sales Growth CAGR	(0.50%)
Effect on Valuation	Passes by 1.15x
Mexico [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.30%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 5.0x
Colombia [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.60%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.9x
Costa Rica [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	1.70%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.9x
Guatemala [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.70%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 18.4x
Nicaragua [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.30%
Change in Sales Growth CAGR	(0.30%)
Effect on Valuation	Passes by 1.0x
Panama [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.30%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 6.9x
Argentina [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	6.10%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 8.9x
Brazil [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	1.10%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.3x